Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS

March 31, 2020 (Unaudited)

Description, State(a), Acquisition Date	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
504 First Lien Loans(b) — 93.39%
Hospitality Properties — 17.23%
McDonough Hospitality Plaza, LLC, Georgia, 12/14/2016	6.500% (6.500% Fixed)	5.250	%(c)	9/5/2024	$4,501,893	$4,500,000	$4,517,595
Moses Lake Investors, LLC, Washington, 9/18/2014(d)	Prime + 2.250% (5.500% Floor)	7.000%		10/1/2039	927,271	894,861	852,856
Vaibhav Laxmi, Inc., Illinois, 8/14/2015	5 Year Libor + 4.750% (6.500% Floor)	6.000	%(c)	9/1/2026	1,573,588	1,573,512	1,362,095
Total Hospitality Properties							6,732,546
Multi-Purpose Properties — 76.16%
1250 Philadelphia, LLC, California, 10/3/2014	5 Year Libor + 4.000% (5.930% Floor)	5.930%		10/15/2039	2,350,142	2,270,190	2,250,689
1999 Otto Family Trust, California, 10/1/2019	5 Year ICE USD SWAP + 3.750% (5.500% Floor)	5.744%		10/16/2027	5,136,338	4,967,600	4,876,792
413 East 53rd Street, LLC, New York, 2/4/2014	3 Year Libor + 4.170% (4.950% Floor)	6.187%		2/1/2044	1,593,254	1,569,107	1,502,201
7410-7428 Bellaire, LLC, California, 8/22/2014	5 Year Libor + 4.000% (5.780% Floor)	5.780%		9/15/2039	2,245,094	2,169,358	1,972,012
77 West Mount Pleasant Avenue, LLC, New Jersey, 4/30/2015	3 Year Libor + 4.000% (5.125% Floor)	6.836%		5/1/2040	313,617	300,523	285,248
AKT Elevon Partners, LLC, California, 9/17/2015	5 Year Libor + 3.880% (5.700% Floor)	4.970	%(c)	10/1/2045	3,998,264	4,000,633	3,787,319
Anthony Ghostine, Kristina J. Ghostine, California, 12/1/2014	3 Year Libor + 5.150% (6.300% Floor)	6.020	%(c)	12/1/2044	336,669	336,669	313,051
CBERT Williston, LLC, North Dakota, 9/18/2015	5 Year Libor + 4.250% (5.132% Floor)	6.450%		1/1/2038	1,169,964	1,136,331	764,001
CV Investment Properties, LLC, Arizona, 5/29/2014	5 Year Libor + 4.750% (6.000% Floor)	7.821%		10/30/2038	600,886	572,780	582,604
Grigorian Investments, LLC, California, 9/2/2014	5 Year Libor + 4.500% (6.330% Floor)	6.330%		9/15/2039	500,666	487,155	476,798
Marcus D. Chu, Tracey Chu, California, 3/13/2015	5 Year Libor + 4.750% (6.586% Floor)	6.586%		3/10/2040	1,681,188	1,606,693	1,572,711
Mariano D. Cibran, Florida, 5/23/2016	3 Year Libor + 5.160% (6.160% Floor)	6.240%		6/1/2046	1,258,852	1,219,390	1,196,050
Rayr Holdings, LLC, California, 7/31/2015	3 Year Libor + 5.775% (7.025% Floor)	8.628%		7/1/2045	925,363	882,313	839,812

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

Description, State(a), Acquisition Date (continued)	Stated Interest Rate	Effective Interest Rate		Maturity	Cost	Principal	Fair Value
Multi-Purpose Properties (continued)
Ruby View Investments, LLC, Nevada, 5/15/2014	5 Year Libor + 4.000% (6.500% Floor)	6.500%		6/26/2037	$1,920,097	$1,841,366	$1,827,390
Rug Palace, Inc. dba Rug Palace Expo, California, 2/27/2014	Prime + 2.250% (5.500% Floor)	5.870	%(c)	2/15/2044	642,609	642,609	598,899
SGLP Enterprises, LLC, Smokin' Guns BBQ & Catering, Inc., Missouri, 3/18/2016	1 Month Libor + 4.500%	5.860%		9/12/2023	584,163	579,521	564,952
Shiv Shakti Investments, LLC, Georgia, 6/20/2017	6.500% (6.500% Fixed)	5.250	%(c)	12/15/2024	1,752,500	1,750,000	1,742,160
South Washington Street Realty, LLC, Indiana, 7/21/2016	3 Year Libor + 5.160% (5.910% Floor)	6.990%		7/1/2046	273,211	264,104	263,475
Stanley Avenue Realty, LLC, New York, 9/17/2014	4 Year Libor + 3.720% (5.370% Floor)	6.073	%(c)	9/15/2044	1,788,163	1,788,100	1,751,963
Storage Fit, LLC, Texas, 2/12/2015	5 Year Libor + 5.750% (7.390% Floor)	5.140	%(c)	3/1/2045	345,707	345,990	325,207
Watson Kellogg Property, LLC, Idaho, 2/9/2015	5 Year Libor + 4.250% (5.700% Floor)	5.920%		6/1/2040	618,971	594,184	582,639
Watson Osburn Property, LLC, Idaho, 2/9/2015	5 Year Libor + 4.250% (5.700% Floor)	5.880%		6/1/2040	494,771	474,236	464,652
ZC Park, LLC, Arizona, 10/17/2014	5 Year Libor + 4.000% (5.880% Floor)	5.880%		10/15/2044	1,301,241	1,244,663	1,219,383
Total Multi-Purpose Properties							29,760,008
Total 504 First Lien Loans (identified cost of $38,834,482)							$36,492,554

	Shares	Fair Value
Short-Term Investments — 6.30%
Morgan Stanley Liquidity Fund - Institutional Class, .120%(e)	2,460,988	$2,460,988
Total Short-Term Investments (Cost $2,460,988)		2,460,988
Total Investments — 99.69% Cost ($41,295,470)		38,953,542
Other Assets in Excess of Liabilities — 0.31%		120,048
TOTAL NET ASSETS — 100.00%		$39,073,590

(a)	The states listed correspond to the location of the underlying collateral of the 504 First Lien Loan, which may differ from the location of the borrower.

Bluestone Community Development Fund

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2020 (Unaudited)

(b)	504 First Lien Loans are restricted as to resale. The cost and fair value as of March 31, 2020 was $38,834,482 and $36,492,554, respectively. Fair value is determined using significant unobservable inputs.

(c)	The effective rate is net of a sub-servicing fee collected on the 504 First Lien Loan by the selling agent. As a result, the effective rate may be less than the 504 First Lien Loan floor rate.

(d)	Represents an investment in the 504 First Lien Loan through a participation agreement with a financial institution. A participation agreement typically results in a contractual relationship only with a financial institution, not with the borrower.

(e)	The rate shown is the annualized 7-day yield as of March 31, 2020.